Note Related party transactions (Corporation's equity in Evertec) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Investment in equity investees	$ 228,072	$ 215,349
EVERTEC Inc.
Related Party Transaction [Line Items]
Investment in equity investees	$ 60,591	$ 47,532